Stock Incentive Plan	12 Months Ended
Dec. 31, 2011
Stock Incentive Plan [Abstract]
Stock Incentive Plan
14.	Stock Incentive Plan

In April 2005, FreeSeas’ Board of Directors approved the issuance of Class A warrants to the executive officers of FreeSeas. The terms of the warrants provided that they expired on July 29, 2011 and are not callable. These warrants, the issuance of which was ratified, adopted and approved by the Board of Directors on December 16, 2005, entitle the holders to purchase an aggregate of 40,000 shares of the Company’s common stock at an exercise price of $25.00 per share. Such warrants were not exercised and expired by their terms on July 29, 2011.

In December 2007, the Company’s Board of Directors granted 9,000 options to directors and 25,000 options to executive officers, as adjusted to reflect the reverse stock split effective October 1, 2010 (Note 13), of which 28,000 would vest in one year, 3,000 would vest in two years and 3,000 in three years from the grant, all at an exercise price of $41.25 per share. Effective December 18, 2009, certain of the Company’s officers and directors have forfeited 22,000 of the stock options granted to them, leaving 12,000 stock options outstanding as of December 31, 2011 and 2010. All the outstanding stock options, which expire on December 24, 2012, are vested and remain unexercised as of December 31, 2011.

On December 31, 2009, the Company’s Board of Directors awarded 255,000 restricted shares, as adjusted to reflect the reverse stock split effective October 1, 2010, to its non-executive directors, executive officers and certain of Manager’s employees. Of the unvested restricted shares amounted to 134,000 as of December 31, 2010, 10,000 and 4,000 restricted shares with an original vesting date on December 31, 2012 have been forfeited in June 2011 and October 2011, respectively. Of the remaining unvested restricted shares amounted to 120,000 as of December 31, 2011, 70,000 restricted shares will vest on December 31 2012 and 50,000 restricted shares will vest on December 31, 2013.

For the year ended December 31, 2011, the recognized stock based compensation expense in relation to the restricted shares granted is $122. The total unrecognized compensation cost of the non vested restricted shares granted under the Plan is $263. The cost is expected to be recognized over a period of twenty-four months, representing a weighted average remaining life of approximately 17 months. No unrecognized compensation cost related to stock options exists as of December 31, 2011, as all options are vested.

The Company’s total stock-based compensation expense for the year ended December 31, 2011, 2010 and 2009 was $122, $559 and $494, respectively and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

The potential proceeds to the Company of all vested options as of December 31, 2011 would amount to $495.

Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2009 through December 31, 2011:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price
01-Jan-09	0	34,000	150,000	786,265	1,655,006	2,625,271	$26	28,000	150,000	786,265	1,655,006	2,619,271	$25.83
Options vested	—	—	—	—	—	—		3,000	—	—	—	3,000
Options forfeited	—	(22,000)	—	—	—	(22,000)		(22,000)	—	—	—	(22,000)
Options expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares issued	255,000	—	—	—	—	255,000		—	—	—	—	—
Restricted shares vested	(71,000)	—	—	—	—	(71,000)		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—

31-Dec-09	184,000	12,000	150,000	786,265	1,655,006	2,787,271	$21.66	9,000	150,000	786,265	1,655,006	2,600,271	$21.55
Options vested	—	—	—	—	—	—		3,000	—	—	—	3,000
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	(786,265)	—	(786,265)		—	—	(786,265)	—	(786,265)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Restricted shares issued	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(40,000)	—	—	—	—	(40,000)		—	—	—	—	—
Restricted shares forfeited	(10,000)	—	—	—	—	(10,000)		—	—	—	—	—

31-Dec-10	134,000	12,000	150,000	0	1,655,006	1,951,006	$25.52	12,000	150,000	0	1,655,006	1,817,006	$25.52
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	(8,865)	(8,865)		—	—	—	(8,865)	(8,865)
Warrants expired	—	—	(150,000)	—	(1,646,141)	(1,796,141)		—	(150,000)	—	(1,646,141)	(1,796,141)
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	(14,000)	—	—	—	—	(14,000)		—	—	—	—	—

31-Dec-11	120,000	12,000	0	0	0	132,000	$41.25	12,000	0	0	0	12,000	$41.25